UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C. 20549
                                     Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ending: June 30,2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:            Mountain Pacific Investment Advisers, Inc.
     Address:         877 Main St., Suite 704
                      Boise, ID  83702
     13F File Number:  28-07234

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Rod MacKinnon
Title:   Secretary/Treasurer
Phone:   208-336-1422
Signature,              Place,                   and Date of Signing:
Roderick MacKinnon      Boise, Idaho             August 5, 2004

Report Type (Check only one.):      [x]    13F Holding Report
                                    [ ]    13F Notice
                                    [ ]    13F Combination Report
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     81
Form 13F Information Table Value Total:     372,872
List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     3633 89142.00 SH       SOLE                 89142.00
Acxiom Corp                    COM              005125109      420 16900.00 SH       SOLE                 16900.00
Alliance Data Sys Corp         COM              018581108     3726 88200.00 SH       SOLE                 88200.00
American Intn'l Group          COM              026874107      237  3320.00 SH       SOLE                  3320.00
Ametek Inc                     COM              031100100     2800 90625.00 SH       SOLE                 90625.00
AptarGroup Inc                 COM              038336103    12259 280600.00SH       SOLE                280600.00
Arrow Electronics, Inc         COM              042735100     4103 153000.00SH       SOLE                153000.00
BISYS Group Inc                COM              055472104     2970 211250.00SH       SOLE                211250.00
BP PLC - Sponsored ADR         COM              055622104      441  8230.00 SH       SOLE                  8230.00
Baldor Electric                COM              057741100     5886 252083.00SH       SOLE                252083.00
Bank of America Corp           COM              060505104      412  4870.00 SH       SOLE                  4870.00
Beckman Coulter Inc            COM              075811109     8625 141400.00SH       SOLE                141400.00
Bed Bath & Beyond Inc          COM              075896100     3091 80400.00 SH       SOLE                 80400.00
Biomet, Inc                    COM              090613100    11092 249586.00SH       SOLE                249586.00
C R Bard                       COM              067383109    11619 205100.00SH       SOLE                205100.00
C.H. Robinson Wrldwd           COM              12541w100     6832 149050.00SH       SOLE                149050.00
CDW Corporation                COM              125129106     4626 72550.00 SH       SOLE                 72550.00
Certegy                        COM              156880106     6964 179487.00SH       SOLE                179487.00
Charles River Labs             COM              159864107     3010 61600.00 SH       SOLE                 61600.00
Chevron Texaco Corp            COM              166764100     1243 13203.00 SH       SOLE                 13203.00
ChoicePoint Inc                COM              170388102     5799 126999.99SH       SOLE                126999.99
Cintas Corp                    COM              172908105     7307 153275.00SH       SOLE                153275.00
Cisco Systems Inc              COM              17275R102      215  9074.00 SH       SOLE                  9074.00
Citigroup Inc                  COM              172967101      372  7989.46 SH       SOLE                  7989.46
Compass Bancshares Inc         COM              20449H109     7830 182100.00SH       SOLE                182100.00
Costco Wholesale Corp          COM              22160K105      980 23797.00 SH       SOLE                 23797.00
Danaher Corp                   COM              235851102    17398 335554.00SH       SOLE                335554.00
Donaldson Co                   COM              257651109    16262 555016.00SH       SOLE                555016.00
E.W. Scripps Co Cl A           COM              811054204     2908 27700.00 SH       SOLE                 27700.00
Edwards Lifesciences           COM              28176E108     3602 103360.00SH       SOLE                103360.00
Entercom Comm Corp             COM              293639100     2005 53750.00 SH       SOLE                 53750.00
Equifax Inc                    COM              294429105     5669 229050.00SH       SOLE                229050.00
Expeditors International       COM              302130109     3113 63000.00 SH       SOLE                 63000.00
Exxon Mobil Corp               COM              30231G102     2011 45279.00 SH       SOLE                 45279.00
Family Dollar Stores           COM              307000109     4073 133900.00SH       SOLE                133900.00
Fastenal Co.                   COM              311900104     4120 72500.00 SH       SOLE                 72500.00
Fifth Third Bancorp            COM              316773100     2042 37974.00 SH       SOLE                 37974.00
First Data Corp                COM              319963104    18096 406458.00SH       SOLE                406458.00
Fiserv, Inc                    COM              337738108    15456 397440.00SH       SOLE                397440.00
General Electric Co            COM              369604103     3333 102876.00SH       SOLE                102876.00
Global Payments Inc.           COM              37940X102     3324 73825.00 SH       SOLE                 73825.00
Hospira Inc                    COM              441060100     1564 56668.00 SH       SOLE                 56668.00
ITT Industries                 COM              450911102     6694 80650.00 SH       SOLE                 80650.00
Idex Corp                      COM              45167R104    13290 386903.00SH       SOLE                386903.00
Int'l Business Machines        COM              459200101     1081 12268.00 SH       SOLE                 12268.00
Intel Corp                     COM              458140100      328 11892.00 SH       SOLE                 11892.00
Johnson & Johnson              COM              478160104      413  7408.00 SH       SOLE                  7408.00
Jones Apparel Group Inc        COM              480074103     4313 109250.00SH       SOLE                109250.00
Marshall & Ilsley Corp         COM              571834100     3937 100725.00SH       SOLE                100725.00
Merck & Co                     COM              589331107      418  8796.00 SH       SOLE                  8796.00
Micron Technology              COM              595112103      170 11109.00 SH       SOLE                 11109.00
Microsoft Corp                 COM              594918104      221  7734.00 SH       SOLE                  7734.00
Moneygram International Inc    COM              60935Y109     1854 90000.00 SH       SOLE                 90000.00
National City Corp             COM              635405103     6766 193250.00SH       SOLE                193250.00
New York Community Bancorp     COM              649445103     3130 159458.00SH       SOLE                159458.00
North Fork Bancorp             COM              659424105    15919 418367.00SH       SOLE                418367.00
Pacer International            COM              69373H106     1254 67776.00 SH       SOLE                 67776.00
Pactiv Corp                    COM              695257105     5714 229100.00SH       SOLE                229100.00
Patterson Companies Inc        COM              703395103     6593 86200.00 SH       SOLE                 86200.00
Pepsico Inc                    COM              713448108      202  3750.00 SH       SOLE                  3750.00
Pfizer Inc                     COM              717081103     2719 79327.00 SH       SOLE                 79327.00
Quest Diagnostics Inc          COM              74834L100     9805 115425.00SH       SOLE                115425.00
Robert Half Int'l Inc          COM              770323103     3773 126750.00SH       SOLE                126750.00
Royal Dutch Petroleum Co       COM              780257804      240  4640.00 SH       SOLE                  4640.00
Sealed Air Corp                COM              81211K100     7297 136975.00SH       SOLE                136975.00
Teleflex Inc                   COM              879369106    11131 221946.00SH       SOLE                221946.00
U.S. Bancorp                   COM              902973304     9539 346108.86SH       SOLE                346108.86
UCBH Holdings Inc.             COM              90262T308     1399 35400.00 SH       SOLE                 35400.00
Viacom Inc Cl B                COM              925524308     1554 43498.00 SH       SOLE                 43498.00
Viad Corp                      COM              92552R109      577 22500.00 SH       SOLE                 22500.00
Washington Mutual Inc          COM              939322103      360  9328.00 SH       SOLE                  9328.00
Waters Corp                    COM              941848103     5019 105050.00SH       SOLE                105050.00
Wells Fargo & Co.              COM              949746101     1882 32887.00 SH       SOLE                 32887.00
Westamerica Bancorp            COM              957090103     3226 61500.00 SH       SOLE                 61500.00
Whole Foods Market Inc         COM              966837106     1608 16850.00 SH       SOLE                 16850.00
Zimmer Holdings Inc            COM              98956P102     5327 60400.00 SH       SOLE                 60400.00
Zions Bancorporation           COM              989701107    12677 206290.00SH       SOLE                206290.00
Capital World Growth Income Fu COM              140543109      216 7084.0000SH       SOLE                7084.0000
Franklin Templeton, Oregon Tax COM              354723785      235 20430.3830SH      SOLE               20430.3830
Lord Abbett Affiliated Fund Cl COM              544001100      437 31276.3490SH      SOLE               31276.3490
MFS Charter Income Trust       COM              552727109       83 10000.0000SH      SOLE               10000.0000
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